Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued expenses consisted of the following:

	December 31, 2013	December 31, 2012
Trade payables	$3,351,844	$1,434,166
Accrued compensation and benefits	795,584	833,141
Accrued professional fees	199,634	156,205
Accrued interest	2,250	750
Customer deposits	1,795,803	—
Other payables	1,873,557	388,109
	$8,018,672	$2,812,371